CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================

This Report relates to the Due Period ending Nov 27, 2006 and the related Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........            13.09%

       Yield Component  ...................................            16.75%

       Credit Loss Component  .............................             3.66%

2. New Purchase Rate  .....................................            21.16%

3. Total Payment Rate  ....................................            22.03%

4. Principal Payment  Rate  ................................           21.04%

5. Aggregate Amount of Principal Receivables in the Trust :

     Beginning of Due Period  ............................  $  72,664,654,663

     Average  ............................................  $  73,171,233,078

     Lump Sum Addition/(Removal)  ........................  $   1,133,884,957

     End of Due Period  ..................................  $  73,170,291,826

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  69,118,860,698
         5-34 days delinquent  ...........................  $   2,311,979,605
        35-64 days delinquent  ...........................  $     767,403,765
        65-94 days delinquent  ...........................  $     539,664,453
       95-124 days delinquent  ...........................  $     438,565,223
      125-154 days delinquent  ...........................  $     370,486,494
      155-184 days delinquent  ...........................  $     312,626,459

      Current  ...........................................             93.59%
         5-34 days delinquent  ...........................              3.13%
        35-64 days delinquent  ...........................              1.04%
        65-94 days delinquent  ...........................              0.73%
       95-124 days delinquent  ...........................              0.59%
      125-154 days delinquent  ...........................              0.50%
      155-184 days delinquent  ...........................              0.42%

                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                        13.09%             13.09%
  2. Weighted Average Note Rate                              5.32%              5.32%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                 0.37%              0.37%
         Others                                              0.01%              0.01%
  4. Surplus Finance Charge Collections                      7.39%              7.39%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account             7.37%              7.37%
  6. Required Surplus Finance Charge Amount                  0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                 7.39%              7.39%
     minus Required Surplus Finance Charge Amount

C. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                         $14,311,718,844         $14,311,718,844
         Principal Collections                          $13,374,455,176         $13,374,455,176
         Finance Charge Collections                     $   937,263,668         $   937,263,668
  2. Investor Default Amount                            $   203,918,341         $   203,918,341
  3. Investor Monthly Interest                          $   315,916,505         $   315,916,505
  4. Investor Monthly Fees
         Fixed Servicing Fees                           $    19,596,202         $    19,596,202
         Others                                         $       307,125         $       307,125
  5. Surplus Finance Charge Collections                 $   397,525,495         $   397,525,495
  6. Required Surplus Finance Charge Collections        $             0         $             0
  7. Aggregate Surplus Finance Charge Amount            $   397,525,495         $   397,525,495
     minus Required Surplus Finance Charge Amount

(1) Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Investor Monthly Interest and certain fees, until the first Monthly Interest Date. Values for "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.

     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from October 27, 2006 to November 27, 2006, 32 days, or
     November 7 , 2006 to December 6 , 2006, 30 days (standard basis).
                                      Page 5
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================

D. Information Regarding Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $54,940,249,918
       For all Classes except Class 2001-A3 (Dakota) ............   $42,940,249,918
       For Class 2001-A3 (Dakota) ...............................   $12,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 2,750,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 4,475,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $   278,976,678
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $    14,571,160
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    22,368,667
  3a.  Balance in the Class A Interest Funding Account  .........   $   420,234,699
  3b   Balance in the Class B Interest Funding Account  .........   $    27,529,796
  3c   Balance in the Class C Interest Funding Account  .........   $    43,311,000
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $ 1,000,000,000
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $   390,000,000
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $             0
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,569,076,506
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................          5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,425,433,910
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................          7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 4,186,666,562
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................        133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   903,743,100
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................          6.95187%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................          0.00000%



-----------------------------------------------------------------------------
(1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending November 27, 2006, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less. Page 6 CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================

   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   -----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $1,192,679,850
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $  406,666,983
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $   20,228,049
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $1,000,000,000
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $  390,000,000
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $            0
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $  192,679,850
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $   16,666,983
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   20,228,049
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0

                                      Page 7
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================

F. Information Regarding Notes of Citiseries (2)
   ----------------------------------------------
   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding     Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar          Accretion   Interest    Interest   Shortfall   Funding      Payment
                  Principal                   Monthly     Monthly    In Interest Sub-Account  On Payment
                  Amount                      Deposit     Deposit    Funding     Balance      Date
                                                                     Sub-Account
--------------- ---------------- ----------- ----------- ----------- ----------- ----------- ------------
Class 2000-A3      1,000,000,000           0   4,636,583   4,636,583           0           0   4,636,583
Class 2001-A1      1,500,000,000           0   6,925,000   6,925,000           0   6,925,000           0
Class 2001-A3     12,000,000,000           0  88,315,475  88,315,475           0           0  88,315,475
Class 2001-A4      1,108,750,000           0   5,347,880   5,347,880           0  10,695,760           0
Class 2001-A7        420,000,000           0   1,928,063   1,928,063           0   1,928,063           0
Class 2001-B1        350,000,000           0   1,713,177   1,713,177           0   3,426,354           0
Class 2001-B2                  0           0   1,967,983   1,967,983           0           0   5,776,983
Class 2001-C1        500,000,000           0   2,689,063   2,689,063           0   5,378,125           0
Class 2002-A1      1,000,000,000           0   4,524,000   4,524,000           0  18,481,038           0
Class 2002-A10     1,000,000,000           0   4,796,389   4,796,389           0           0   4,796,389
Class 2002-A4        750,000,000           0   3,481,250   3,481,250           0           0   3,481,250
Class 2002-A8      1,000,000,000           0   4,591,667   4,591,667           0           0   4,591,667
Class 2002-B1        400,000,000           0   1,842,708   1,842,708           0           0   5,845,833
Class 2002-C1        400,000,000           0   2,120,000   2,120,000           0   2,120,000           0
Class 2002-C2        350,000,000           0   2,027,083   2,027,083           0   8,108,333           0
Class 2002-C3        275,000,000           0   1,496,458   1,496,458           0           0   4,539,257
Class 2003-A1      1,250,000,000           0   5,701,823   5,701,823           0  11,403,646           0
Class 2003-A10       500,000,000           0   2,379,745   2,379,745           0           0   2,379,745
Class 2003-A11       750,000,000           0   3,389,844   3,389,844           0   6,779,688           0
Class 2003-A3        750,000,000           0   3,512,688   3,512,688           0           0   3,512,688
Class 2003-A4      1,250,000,000           0   5,687,500   5,687,500           0           0  17,252,083
Class 2003-A6      1,250,000,000           0   5,668,542   5,668,542           0           0   5,668,542
Class 2003-A7        650,000,000           0   3,029,271   3,029,271           0           0   3,029,271
Class 2003-A8        750,000,000           0   3,373,125   3,373,125           0  13,730,292           0
Class 2003-A9      2,500,000,000           0  11,364,583  11,364,583           0  11,364,583           0
Class 2003-C1        325,000,000           0   1,752,292   1,752,292           0   3,387,764           0
Class 2003-C3        150,000,000           0     556,250     556,250           0   1,112,500           0
Class 2003-C4        300,000,000           0   1,250,000   1,250,000           0           0   7,500,000
Class 2004-A1      2,750,000,000           0   5,843,750   5,843,750           0  29,218,750           0
Class 2004-A2      1,480,000,000           0   7,241,423   7,241,423           0   7,241,423           0
Class 2004-A3      1,000,000,000           0   4,840,560   4,840,560           0   9,529,853           0
Class 2004-A4      1,750,000,000           0   8,297,396   8,297,396           0  32,175,263           0
Class 2004-A5        473,410,131           0   2,062,225   2,062,225           0   4,337,783           0
Class 2004-A6        394,508,442           0   1,733,584   1,733,584           0   3,646,505           0
Class 2004-A7      1,200,000,000           0   5,824,000   5,824,000           0   5,824,000           0
Class 2004-A8        750,000,000           0   3,531,610   3,531,610           0           0   3,531,610
Class 2004-B1        250,000,000           0   1,154,167   1,154,167           0           0   1,154,167
Class 2004-B2        250,000,000           0   1,175,000   1,175,000           0           0   1,175,000
Class 2004-C1        225,000,000           0   1,119,375   1,119,375           0           0   1,119,375
Class 2005-A1        338,581,344           0   1,624,558   1,624,558           0   1,624,558           0
Class 2005-A10     1,000,000,000           0   4,441,667   4,441,667           0           0   4,441,667
Class 2005-A2        875,000,000           0   4,094,745   4,094,745           0           0   4,094,745
Class 2005-A3      1,375,000,000           0   6,587,778   6,587,778           0           0   6,587,778
Class 2005-A4        300,000,000           0   1,350,000   1,350,000           0           0   1,350,000
Class 2005-A5        200,000,000           0     903,833     903,833           0           0     903,833
Class 2005-A6      1,500,000,000           0   6,725,000   6,725,000           0  13,001,667           0
Class 2005-A7        750,000,000           0   3,333,125   3,333,125           0           0   3,333,125
Class 2005-A8        875,000,000           0   3,930,208   3,930,208           0           0   3,930,208
Class 2005-A9        500,000,000           0   2,270,875   2,270,875           0           0   2,270,875
Class 2005-B1        500,000,000           0   2,286,458   2,286,458           0           0   2,286,458
Class 2005-C1         75,000,000           0     343,750     343,750           0   1,031,250           0
Class 2005-C2        175,000,000           0     900,667     900,667           0           0     900,667
Class 2005-C3        375,000,000           0   1,790,625   1,790,625           0           0   1,790,625
Class 2005-C5        200,000,000           0     994,980     994,980           0           0     994,980
Class 2005-C6        175,000,000           0     823,958     823,958           0           0     823,958
Class 2006-A1        700,000,000           0   3,155,833   3,155,833           0   3,155,833           0
Class 2006-A2      1,500,000,000           0   6,062,500   6,062,500           0  24,250,000           0
Class 2006-A3        750,000,000           0   3,312,500   3,312,500           0   9,937,500           0
Class 2006-A4      1,300,000,000           0   5,904,167   5,904,167           0   5,904,167           0
Class 2006-A5        750,000,000           0   3,312,500   3,312,500           0   3,312,500           0
Class 2006-A6      2,000,000,000           0   9,475,556   9,475,556           0           0   9,475,556
Class 2006-A7      1,000,000,000           0   4,463,858   4,463,858           0           0   8,183,740
Class 2006-B1        600,000,000           0   2,715,000   2,715,000           0           0   2,715,000
Class 2006-B2        400,000,000           0   1,716,667   1,716,667           0   5,150,000           0
Class 2006-C1        500,000,000           0   2,383,333   2,383,333           0           0   2,383,333
Class 2006-C2        200,000,000           0     950,000     950,000           0     950,000           0
Class 2006-C3        250,000,000           0   1,170,833   1,170,833           0           0   1,170,833
Total             62,165,249,918           0 315,916,505 315,916,505           0 265,132,196 225,943,299

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================


1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/         Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche        Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                 Principal     Rate         PMT                    Accural   Period      PMT On Pmt     No   Payment    Date
                 Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                              Floating                                        Rate
-------------- -------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2000-A3   1,000,000,000 Fixed    May, Nov                 15 15 - 15     6.87500            0.00 Yes  11/15/2007 11/16/2009
Class 2001-A1   1,500,000,000 Floating Feb, May, Aug, Nov        7 7  - 7      5.54000            0.00 No   02/07/2008 02/08/2010
Class 2001-A7     420,000,000 Floating Feb, May, Aug, Nov       15 15 - 15     5.50875            0.00 No   08/15/2011 08/15/2013
Class 2001-B1     350,000,000 Floating Jan, Apr, Jul, Oct       15 15 - 15     5.87375            0.00 No   01/15/2008 01/15/2010
Class 2001-B2               0 Floating Mar, Jun, Sep, Dec       10 10 - 11     5.86000    5,776,983.33 No   12/11/2006 12/10/2008
Class 2001-C1     500,000,000 Floating Jan, Apr, Jul, Oct       15 15 - 15     6.45375            0.00 No   01/15/2008 01/15/2010
Class 2002-A1   1,000,000,000 Fixed    Feb, Aug                  7 7  - 7      4.95000            0.00 Yes  02/07/2007 02/09/2009
Class 2002-A10  1,000,000,000 Floating Monthly                  17 17 - 18     5.57000    4,796,388.89 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000 Floating Monthly                   7 7  - 7      5.57000    3,481,250.00 No   06/07/2014 06/07/2016
Class 2002-A8   1,000,000,000 Floating Monthly                   7 7  - 7      5.51000    4,591,666.67 No   11/07/2009 11/07/2011
Class 2002-B1     400,000,000 Floating Mar, Jun, Sep, Dec       25 27 - 26     5.71875    5,845,833.33 No   06/25/2007 06/25/2009
Class 2002-C1     400,000,000 Floating Feb, May, Aug, Nov        7 7  - 7      6.36000            0.00 No   02/07/2007 02/07/2009
Class 2002-C2     350,000,000 Fixed    February and Augus       15 15 - 15     6.95000            0.00 No   02/15/2012 02/15/2014
Class 2002-C3     275,000,000 Floating Mar, Jun, Sep, Dec       15 15 - 15     6.53000    4,539,256.94 No   12/15/2007 12/15/2009
Class 2003-A1   1,250,000,000 Floating Jan, Apr, Jul, Oct       15 15 - 15     5.47375            0.00 No   01/15/2008 01/15/2010
Class 2003-A10    500,000,000 Fixed    Jun, Dec                 10 10 - 11     4.75000   11,875,000.02 Yes  12/10/2013 12/10/2015
Class 2003-A11    750,000,000 Floating Jan, Apr, Jul, Oct       15 15 - 15     5.42375            0.00 No   10/15/2007 10/15/2009
Class 2003-A3     750,000,000 Fixed    March and Septembe       10 10 - 11     3.10000            0.00 Yes  03/10/2008 03/10/2010
Class 2003-A4   1,250,000,000 Floating Mar, Jun, Sep, Dec       20 20 - 20     5.46000   17,252,083.33 No   03/20/2007 03/20/2009
Class 2003-A6   1,250,000,000 Fixed    May and November         15 15 - 15     2.90000            0.00 Yes  05/15/2008 05/17/2010
Class 2003-A7     650,000,000 Fixed    January and July          7 7  - 7      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2003-A8     750,000,000 Fixed    February and Augus       15 15 - 15     3.50000            0.00 Yes  08/15/2008 08/16/2010
Class 2003-A9   2,500,000,000 Floating Feb, May, Aug, Nov       20 20 - 20     5.45500            0.00 No   11/20/2008 11/22/2010
Class 2003-C1     325,000,000 Floating Jan, Apr, Jul, Oct        7 7  - 7      6.47000            0.00 No   04/07/2008 04/07/2010
Class 2003-C3     150,000,000 Fixed    April and October         7 7  - 7      4.45000            0.00 No   04/07/2008 04/07/2010
Class 2003-C4     300,000,000 Fixed    June and December        10 10 - 11     5.00000    7,500,000.00 No   06/10/2013 06/10/2015
Class 2004-A1   2,750,000,000 Fixed    January and July         20 20 - 20     2.55000            0.00 No   01/20/2007 01/20/2009
Class 2004-A3   1,000,000,000 Floating Jan, Apr, Jul, Oct       24 24 - 26     5.44563            0.00 No   07/24/2009 07/25/2011
Class 2004-A4   1,750,000,000 Fixed    Feb, Aug                 24 24 - 26     3.20000            0.00 Yes  08/24/2007 08/24/2009
Class 2004-A7   1,200,000,000 Floating Feb, May, Aug, Nov       24 24 - 26     5.46000            0.00 No   11/24/2011 11/25/2013
Class 2004-A8     750,000,000 Fixed    June, Dec                10 10 - 11     4.90000   18,375,000.00 Yes  12/10/2014 12/12/2016
Class 2004-B1     250,000,000 Floating Monthly                  20 20 - 20     5.54000    1,154,166.67 No   05/20/2009 05/20/2011
Class 2004-B2     250,000,000 Floating Monthly                   7 7  - 7      5.64000    1,175,000.00 No   10/07/2011 10/07/2013
Class 2004-C1     225,000,000 Floating Monthly                  15 15 - 15     5.97000    1,119,375.00 No   07/15/2011 07/15/2013
Class 2005-A10  1,000,000,000 Floating Monthly                  15 15 - 15     5.33000    4,441,666.67 No   12/15/2008 12/15/2010
Class 2005-A2     875,000,000 Fixed    March and Septembe       10 10 - 11     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000 Floating Monthly                  24 24 - 26     5.39000    6,587,777.78 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000 Fixed    June and December        20 20 - 20     4.40000    6,600,000.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000 Fixed    June and December        20 20 - 20     4.55000    4,549,999.98 Yes  06/20/2015 06/20/2017
Class 2005-A6   1,500,000,000 Floating Jan, Apr, Jul, Oct        7 7  - 7      5.38000            0.00 No   10/07/2009 10/07/2011
Class 2005-A7     750,000,000 Fixed    April and October        20 20 - 20     4.75000            0.00 Yes  10/20/2010 10/22/2012
Class 2005-A8     875,000,000 Floating each month               20 20 - 20     5.39000    3,930,208.33 No   10/20/2012 10/20/2014
Class 2005-A9     500,000,000 Fixed    May and November         20 20 - 20     5.10000            0.00 Yes  11/20/2015 11/20/2017
Class 2005-B1     500,000,000 Fixed    March and Septembe       15 15 - 15     4.40000            0.00 Yes  09/15/2008 09/15/2010
Class 2005-C1      75,000,000 Fixed    March and Septembe       24 24 - 26     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000 Floating Monthly                  24 24 - 26     5.79000      900,666.67 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000 Floating Monthly                  15 15 - 15     5.73000    1,790,625.00 No   07/15/2012 07/15/2014
Class 2005-C5     200,000,000 Fixed    April and October        24 24 - 26     4.95000            0.00 Yes  10/24/2008 10/25/2010
Class 2005-C6     175,000,000 Floating Monthly                  15 15 - 15     5.65000      823,958.33 No   11/15/2010 11/15/2012
Class 2006-A1     700,000,000 Floating Feb May Aug Nov           7 7  - 7      5.41000            0.00 No   02/07/2013 02/07/2015
Class 2006-A2   1,500,000,000 Fixed    February and Augus       10 10 - 11     4.85000            0.00 No   02/10/2009 02/10/2011
Class 2006-A3     750,000,000 Fixed    March, Sept              15 15 - 15     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A4   1,300,000,000 Fixed    May, Nov                 10 10 - 11     5.45000            0.00 No   05/10/2011 05/10/2013
Class 2006-A5     750,000,000 Fixed    May, Nov                 20 20 - 20     5.30000            0.00 No   05/20/2009 05/20/2011
Class 2006-A6   2,000,000,000 Floating All                      24 24 - 26     5.33000    9,475,555.56 No   05/24/2010 05/24/2012
Class 2006-A7   1,000,000,000 Floating Mar, Jun, Sep, Dec       15 15 - 15     5.40500    8,407,777.78 Yes  12/15/2016 12/17/2018
Class 2006-B1     600,000,000 Floating Monthly                   7 7  - 7      5.43000    2,715,000.00 No   03/07/2009 03/07/2011
Class 2006-B2     400,000,000 Fixed    March & September         7 7  - 7      5.15000            0.00 No   03/07/2009 03/07/2011
Class 2006-C1     500,000,000 Floating Monthly                  20 20 - 20     5.72000    2,383,333.33 No   02/20/2013 02/20/2015
Class 2006-C2     200,000,000 Fixed    May & November           15 15 - 15     5.70000            0.00 No   05/15/2011 05/15/2013
Class 2006-C3     250,000,000 Floating Each Month                7 7  - 7      5.62000    1,170,833.33 No   06/07/2011 06/07/2013
Total          46,370,000,000                                                           141,259,406.94
---------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.


2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2001-B2       390,000,000     390,000,000               0               0     390,000,000
Total               390,000,000     390,000,000               0               0     390,000,000


2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2001-A3     1,000,000,000   1,000,000,000               0               0   1,000,000,000
Total             1,000,000,000   1,000,000,000               0               0   1,000,000,000

  -----------------------------------------------------------------------------
 (2) The information reported is for the Due Period ending November 27, 2006 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      7.67%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
   -------------------------------------------------------------

  Class/Tranche   Targeted        Actual          Cumulative      Withdrawals     Class C
                  Deposit to      Deposit to      Shortfall in    from Class C    Reserve
                  Class C         Class C         Class C         Reserve         Sub-Account
                  Reserve         Reserve         Reserve         Sub-Account     Balance
                  Sub-Account     Sub-Account     Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.


4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2000-A3      59,829,100    79,772,100
Class 2001-A1      89,743,650   119,658,150
Class 2001-A3               0   903,743,100
Class 2001-A4      66,335,515    88,447,316
Class 2001-A7      25,128,222    33,504,282
Class 2002-A1      59,829,100    79,772,100
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2002-A8      59,829,100    79,772,100
Class 2003-A1      74,786,375    99,715,125
Class 2003-A10     29,914,550    39,886,050
Class 2003-A11     44,871,825    59,829,075
Class 2003-A3      44,871,825    59,829,075
Class 2003-A4      74,786,375    99,715,125
Class 2003-A6      74,786,375    99,715,125
Class 2003-A7      38,888,915    51,851,865
Class 2003-A8      44,871,825    59,829,075
Class 2003-A9     149,572,750   199,430,250
Class 2004-A1     164,530,025   219,373,275
Class 2004-A2      88,547,068   118,062,708
Class 2004-A3      59,829,100    79,772,100
Class 2004-A4     104,700,925   139,601,175
Class 2004-A5      28,323,702    37,764,920
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A10     59,829,100    79,772,100
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A6      89,743,650   119,658,150
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      41,880,370    55,840,470
Class 2006-A2      89,743,650   119,658,150
Class 2006-A3      44,871,825    59,829,075
Class 2006-A4      77,777,830   103,703,730
Class 2006-A5      44,871,825    59,829,075
Class 2006-A6     119,658,200   159,544,200
Class 2006-A7      59,829,100    79,772,100
Total           2,569,076,506 4,329,177,010

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending November 27, 2006
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2001-B1               466,666,655
Class 2001-B2               519,999,987
Class 2002-B1               533,333,320
Class 2004-B1               333,333,325
Class 2004-B2               333,333,325
Class 2005-B1               666,666,650
Class 2006-B1               799,999,980
Class 2006-B2               533,333,320
Total                     4,186,666,562


6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             7.69%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this __________ day of December, 2006.




                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I





                                By:    /s/   Andrew Lubliner
                                    ____________________________________
                                     Name:   Andrew Lubliner
                                     Title:  Authorized Representative